Operating lease as lessee	9 Months Ended	12 Months Ended
	Jan. 31, 2026	Apr. 30, 2025
Operating Lease As Lessee
Operating lease as lessee

Note 6 – Operating lease as lessee

Effective on October 1, 2022, The Target Company adopted ASU No. 2016-02, Leases (Topic 842) using the alternative transition approach which allowed The Target Company to continue to apply the guidance under the lease standard in effect at the time in the comparative periods presented. Upon adoption, The Target Company recorded operating lease right-of-use asset and corresponding operating lease liabilities of nil and nil, respectively with no impact on retained earnings. Financial position for reporting periods beginning on or after October 1, 2022, are presented under the new guidance, while prior period amounts are not adjusted and continue to be reported in accordance with previous guidance.

As of January 31, 2026, and April 30, 2025, the remaining lease term was 0.3 year and 1.1 years, respectively. The Target Company’s lease agreements do not provide a readily determinable implicit rate nor is it available to The Target Company from its lessors. Instead, The Target Company estimates its incremental borrowing rate based on long-term interest rates published by Bank Negara in order to discount lease payments to present value. The discount rate of The Target Company’s operating leases was 3.1% per annum and 3.1% per annum as of January 31, 2026, and April 30, 2025, respectively.

Supplemental information related to operating leases from The Target Company’s operations was as follows:

A summary of lease cost is as follows:

For the
Nine Months Period Ended
January 31, 2026
(Unaudited) US$
Amortization of right-of-use asset	$32,472
Interest on lease liabilities	$530

As of
January 31, 2026
(Unaudited) US$
Right-of-use asset	$15,353

Lease liability, current	11,515
Total lease liability	$11,515

The following table presents maturity of lease liability as of January 31, 2026:

As of
Twelve months ending April 30,	January 31, 2026
(Unaudited) US$
For the remaining fiscal year of 2026	$11,515
Total future minimum lease payments	11,515
Less: imputed interest	-
Total	$11,515

Note 6 – Operating lease as lessee

Effective on October 1, 2022, The Target Company adopted ASU No. 2016-02, Leases (Topic 842) using the alternative transition approach which allowed The Target Company to continue to apply the guidance under the lease standard in effect at the time in the comparative periods presented. Upon adoption, The Target Company recorded operating lease right-of-use assets and corresponding operating lease liabilities of nil and nil, respectively with no impact on retained earnings. Financial position for reporting periods beginning on or after October 1, 2022, are presented under the new guidance, while prior period amounts are not adjusted and continue to be reported in accordance with previous guidance.

As of April 30, 2025 and 2024, the remaining lease term was 1.1 years and 2.1 years, respectively. The Target Company’s lease agreements do not provide a readily determinable implicit rate nor is it available to The Target Company from its lessors. Instead, The Target Company estimates its incremental borrowing rate based on long-term interest rates published by Bank Negara in order to discount lease payments to present value. The discount rate of The Target Company’s operating leases was 3.1% per annum and 3.1% per annum as of April 30, 2025 and 2024, respectively.

Supplemental information related to operating leases from The Target Company’s operations was as follows:

A summary of lease cost is as follows:

	For the Year Ended April 30, 2025	For the Year Ended April 30, 2024
Amortization of right-of-use asset	$44,146	$40,467
Interest on lease liability	$2,032	$3,062

	As of	As of
	April 30,	April 30,
	2025	2024
Right-of-use asset	$47,825	$91,971

Lease liability, current	45,413	44,028
Lease liability, non-current	-	45,413
Total lease liability	$45,413	$89,441

The following table presents maturity of lease liability as of April 30, 2025:

As of
April 30,
Twelve months ending April 30,	2025
2026	$46,060
Total future minimum lease payments	46,060
Less: imputed interest	(647)
Total	$45,413